GOODWILL	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
GOODWILL

14.	GOODWILL

(in thousands of $)	Goodwill	Accumulated impairment losses	Net Carrying Value
Balance as of December 31, 2024, 2023 and 2022	225,273	(112,821)	112,452

Impairment

For impairment testing purposes, goodwill was allocated to one group of CGUs, the Company.

As of December 31, 2022
The recoverable amount of the Company was determined based on its fair value, less cost of disposal, estimated using its market capitalization as a basis. The Company's market capitalization as of December 31, 2022 was $2,702.6 million (based on a share price of $12.14) compared to its carrying value of net assets of approximately $2,259.9 million. The excess of the fair value of the Company over its carrying value of net assets was such that the Company concluded that there was no requirement for an impairment in the year ended December 31, 2022.

If our ordinary share price declines this could result in an impairment of some or all of the $112.5 million of goodwill. In the absence of a control premium, a share price of $9.65 per share as of December 31, 2022 would have resulted in the market capitalization being equal to the carrying value of net assets excluding the carrying value of goodwill.

As of December 31, 2023
The recoverable amount of the Company was determined based on its fair value, less cost of disposal, estimated using its market capitalization as a basis. The Company's market capitalization as of December 31, 2023 was $4,463.6 million (based on a share price of $20.05) compared to its carrying value of net assets of approximately $2,277.3 million. The excess of the fair value of the Company over its carrying value of net assets was such that the Company concluded that there was no requirement for an impairment in the year ended December 31, 2023.

If our ordinary share price declines this could result in an impairment of some or all of the $112.5 million of goodwill. In the absence of a control premium, a share price of $9.72 per share as of December 31, 2023 would have resulted in the market capitalization being equal to the carrying value of net assets excluding the carrying value of goodwill.

As of December 31, 2024
The recoverable amount of the Company was determined based on its fair value, less cost of disposal, estimated using its market capitalization as a basis. The Company's market capitalization as of December 31, 2024 was $3,159.0 million (based on a share price of $14.19) compared to its carrying value of net assets of approximately $2,340.2 million. The excess of the fair value of the Company over its carrying value of net assets was such that the Company concluded that there was no requirement for an impairment in the year ended December 31, 2024.

If our ordinary share price declines this could result in an impairment of some or all of the $112.5 million of goodwill. In the absence of a control premium, a share price of $10.01 per share as of December 31, 2024 would have resulted in the market capitalization being equal to the carrying value of net assets excluding the carrying value of goodwill.